Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Aug. 31, 2019	Dec. 31, 2018	Mar. 19, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	350,000,000	350,000,000		43,261,049
Common stock, shares issued	38,404,530		38,674,265	35,272,626	35,272,626
Common stock, shares outstanding	38,404,530		38,674,265	35,272,626	35,272,626